Accounts and transactions with related parties - Summary of Accounts and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Accounts receivable -	$ 2,527	$ 2,168
Accounts payable -	1,228	1,004
Banco General, S.A.
Disclosure of transactions between related parties [line items]
Accounts receivable -	2,408	1,960
Panama Air Cargo Terminal
Disclosure of transactions between related parties [line items]
Accounts receivable -	119	208
Accounts payable -	658	141
Assa Compañía de Seguros, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	496	765
Desarrollos Inmobiliarios del Este, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	19	51
Galindo, Arias & López
Disclosure of transactions between related parties [line items]
Accounts payable -	24	28
Motta Internacional, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	13	14
GBM International, Inc.
Disclosure of transactions between related parties [line items]
Accounts payable -	$ 5	$ 5